Significant Accounting Policies - Average Service Lives and Depreciation and Amortization Rates (Detail)	12 Months Ended
Dec. 31, 2014
Transmission [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Average Service Life	57 years
Annual average rate of depreciation and amortization	2.00%
Distribution [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Average Service Life	42 years
Annual average rate of depreciation and amortization	2.00%
Communication [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Average Service Life	19 years
Annual average rate of depreciation and amortization	4.00%
Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Average Service Life	15 years
Annual average rate of depreciation and amortization	7.00%
Minimum [Member] | Transmission [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Annual rate of depreciation and amortization	1.00%
Minimum [Member] | Distribution [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Annual rate of depreciation and amortization	1.00%
Minimum [Member] | Communication [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Annual rate of depreciation and amortization	1.00%
Minimum [Member] | Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Annual rate of depreciation and amortization	3.00%
Maximum [Member] | Transmission [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Annual rate of depreciation and amortization	2.00%
Maximum [Member] | Distribution [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Annual rate of depreciation and amortization	20.00%
Maximum [Member] | Communication [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Annual rate of depreciation and amortization	15.00%
Maximum [Member] | Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Annual rate of depreciation and amortization	20.00%